Income Tax - Summary of Current and Deferred Taxes (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current income tax	€ 0	€ 0	€ 0	€ 0
Deferred income tax	274,000	1,001,000	222,000	1,996,000
Taxes on income	€ 274,000	€ 1,001,000	€ 222,000	€ 1,996,000